RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances And Transactions
Salaries and Benefits	$ 867	$ 1,187	$ 1,572
Stock-based compensation	589	1,345	869
Total	$ 1,456	$ 2,532	$ 2,441